                             CLASS M SHAREHOLDERS OF

                         TRANSAMERICA IDEX MUTUAL FUNDS
                              570 CARILLON PARKWAY
                       ST. PETERSBURG, FLORIDA 33716-1294
                                 1-888-233-4339


                    NOTICE OF MEETING OF CLASS M SHAREHOLDERS
                         To be held on September 2, 2004

To the Class M Shareholders:

Notice is hereby given that Transamerica IDEX Mutual Funds ("Transamerica IDEX") will hold a special meeting of Class M shareholders of each series of Transamerica IDEX as listed in Exhibit A of the attached proxy statement (the "Funds") on September 2, 2004, at the office of Transamerica IDEX, 570 Carillon Parkway, St. Petersburg, Florida, 33716-1294, at 10:00 a.m., Eastern Time, as adjourned from time to time (the "Meeting") for the purposes listed below:

      1. To approve a conversion of Class M shares into Class C shares of the Funds, which will result in bearing the distribution and service fees payable under the 12b-1 Plan of Distribution for the Class C shares of the Funds.

      2. To transact such other business as may properly come before the Meeting.

After careful consideration, the Board of Trustees of Transamerica IDEX (the "Board") unanimously approved the conversion of Class M shares into Class C shares and recommends that shareholders vote "FOR" Proposal 1.

The matters referred to above are discussed in detail in the proxy statement attached to this notice. The Board has fixed the close of business on June 8, 2004 as the record date for determining Class M shareholders entitled to notice of, and to vote at, the Meeting. EVEN IF YOU PLAN TO ATTEND THE MEETING IN PERSON, PLEASE COMPLETE THE ENCLOSED PROXY CARD IN THE ENVELOPE PROVIDED, SO THAT YOU WILL BE REPRESENTED AT THE MEETING.

By Order of the Board,

John K. Carter, Esq.
Secretary

YOUR VOTE IS VERY IMPORTANT TO US REGARDLESS OF THE NUMBER OF VOTES YOU HOLD. SHAREHOLDERS WHO DO NOT EXPECT TO ATTEND THE MEETING ARE REQUESTED TO COMPLETE, SIGN, DATE AND RETURN THE ACCOMPANYING PROXY CARD IN THE ENCLOSED ENVELOPE, WHICH NEEDS NO POSTAGE IF MAILED IN THE UNITED STATES. IT IS IMPORTANT THAT THE PROXY CARD BE RETURNED PROMPTLY.

FOR YOUR CONVENIENCE, YOU MAY ALSO VOTE BY TELEPHONE OR VIA THE INTERNET BY FOLLOWING THE ENCLOSED INSTRUCTIONS. IF YOU VOTE BY TELEPHONE OR VIA THE INTERNET, PLEASE DO NOT RETURN YOUR PROXY CARD UNLESS YOU ELECT TO CHANGE YOUR VOTE.

                             CLASS M SHAREHOLDERS OF

                         TRANSAMERICA IDEX MUTUAL FUNDS
                              570 CARILLON PARKWAY
                       ST. PETERSBURG, FLORIDA, 33716-1294
                                 1-888-233-4339

                                 PROXY STATEMENT

                         MEETING OF CLASS M SHAREHOLDERS

                         TO BE HELD ON SEPTEMBER 2, 2004

This proxy statement and enclosed proxy are being furnished in connection with the solicitation of proxies by the Board of Trustees (the "Board" or "Trustees") of Transamerica IDEX Mutual Funds ("Transamerica IDEX") for use at a Meeting of Class M shareholders of each series of Transamerica IDEX as listed in Exhibit A of this proxy statement (the "Funds") on September 2, 2004, at the office of Transamerica IDEX, 570 Carillon Parkway, St. Petersburg, Florida, 33716-1294, at 10:00 a.m., Eastern Time, as adjourned from time to time (the "Meeting"). The Board is soliciting proxies from Class M shareholders of the Funds with respect to the proposals set forth in the accompanying notice. It is anticipated that proxies and proxy statements will first be mailed to shareholders on or about July 6, 2004.

                                   PROPOSAL I
                             APPROVAL OF CONVERSION
                                OF CLASS M SHARES

OVERVIEW

At meetings of the Board held on March 22, 2004 and March 23, 2004, the Trustees determined that the best interests of Class M shareholders would be served if Class M shares of each Fund convert into Class C shares of the Fund. As contemplated, upon the conversion of Class M shares into Class C shares, each Class M shareholder will own Class C shares having an aggregate value equal to the aggregate value of Class M shares held by that shareholder as of the close of business on the day of the conversion (the "Class M Conversion"). Because the Class M Conversion will result in Class M shareholders paying higher distribution and service fees (as further discussed below), the Class M Conversion is contingent upon its approval by a majority of the outstanding Class M shares of each of the Funds, voting separately. If the Class M Conversion is not approved by Class M shareholders of a Fund, the Class M Conversion will not be consummated with respect to that Fund. If the Class M Conversion is not consummated with respect to a Fund, for any reason, the current class structure will remain in place with respect to that Fund, and the Board will consider various options with respect to that Fund, which may include liquidation of Class M shares for that Fund. Consequently, the Board recommends that the Class M shareholders approve the Class M Conversion.

In considering whether to approve the Class M Conversion, you should note that:

      - The Class M Conversion will allow Class M shareholders to convert their shares, on a tax-free basis, from a class of shares that is closed to new investors into a class of shares which has the opportunity to grow and possibly realize economies of scale and cost savings;

      - The Class M Conversion will be done at relative net asset value so that you will have an economically equivalent investment in the same Fund;

      - As opposed to Class M shares, Class C shares are not subject to a front-end sales charge and are subject to a shorter contingent deferred sales charge ("CDSC"); and

      - For purposes of computing the CDSC applicable to Class C shares, former Class M shareholders will be given credit for the time for which they held Class M shares prior to the Class M Conversion.

COMPARISON OF CLASS M AND CLASS C SHARES

Class M shares are subject to an initial sales charge of 1.00% based on offering price. By comparison, Class C shares are not subject to an initial sales charges. Class M shares are subject to a CDSC of 1.00% if shares are redeemed within 18 months from the date of purchase. Class C shares also are subject to a CDSC of 1.00%, but only if shares are redeemed within 12 months from the date of purchase. For the purpose of applying the Class C CDSC to Class C shares obtained through the Class M Conversion, Class M shareholders will be given credit for the time for which they held the converted Class M shares. Class M shares are closed to new investors. As a consequence, the ability to realize any class-specific economies of scales through investments by new investors does not exist. By comparison, Class C shares are open to new investments and investors, which may permit realization of class-specific economies of scale and lower operating expenses. Class M shares purchased on or after November 1, 1999 automatically convert to Class A shares after 10 years (which have lower annual operating expenses). Class C shares do not have such automatic conversion feature. A table showing shareholder fees is printed in Exhibit B to this proxy statement.

RULE 12b-1 PLANS

Each Fund has adopted a Rule 12b-1 service and distribution plan (each a "12b-1 Plan") in accordance with the provisions of Rule 12b-1 under the Investment Company Act of 1940 ("1940 Act"). Under the 12b-1 Plan for Class M shares, which was adopted March 1, 2000 and amended March 1, 2004, each Fund may pay Transamerica IDEX's distributor, AFSG Securities Corporation ("AFSG"), an annual distribution fee of up to 0.75% and an annual service fee of up to 0.25% of the average daily net assets of the Fund's Class M shares. However, the total fee payable under the Class M 12b-1 Plan may not, on an annualized basis, exceed 0.90% of the average daily net assets of the Fund's Class M shares. By comparison, under the 12b-1 Plan for Class C shares, which was adopted March 1, 2003 and amended March 1, 2004, each Fund also may pay AFSG an annual distribution fee of up to 0.75% and an annual fee of up to 0.25% of the average daily net assets of the Fund's Class C shares, but there is no similar 0.90% cap on 12b-1 fees. Accordingly, the Class C 12b-1 Plan permits the annual payment of up to 1.00% of the average daily net assets of each Fund's Class C shares. In order to show the consequences to Class M shareholders of the Class M Conversion in terms of expenses, the current annual fund operating expenses of the Class M shares of each Fund and estimated pro forma annual fund operating expenses of the Class C shares of each Fund, giving effect to the Class M Conversion are shown in Exhibit B to this proxy statement.

Under the 12b-1 Plans, AFSG may use the fees payable under a 12b-1 Plan as it deems appropriate to pay for activities or expenses primarily intended to result in the sale of the class of shares covered by the plan or for personal services to and/or maintenance of shareholder accounts. In case a Fund is closed to new investors or investments, AFSG also may use the fees payable under a 12b-1 Plan to make payments to brokers and other financial intermediaries for past sales and distribution efforts. For each class, these activities and expenses may include, but are not limited to: compensation to employees of AFSG; compensation to and expenses of AFSG and other selected dealers who engage in or otherwise support the distribution of shares or who service shareholder accounts; in the case of a Fund or class that is closed to new investors or investments, payment for services to and for maintenance of existing shareholder accounts and compensation of broker-dealers or other intermediaries for past sales and distribution efforts; the costs of printing and distributing prospectuses, statements of additional information and reports for other than existing shareholders; and the cost of preparing, printing and distributing sales literature and advertising materials.

THE CLASS C 12b-1 PLAN

Except for the amount of fees payable by the Funds under the 12b-1 Plans, the terms of the Class C and Class M 12b-1 Plans are substantially similar. Under the Class C 12b-1 Plan, as required by Rule 12b-1 under the 1940 Act, the Board will review, at least quarterly, a written report provided by AFSG of the amounts expended by AFSG in distributing and servicing Class C shares of the Funds and the purpose for which such expenditures were made.

The Class C 12b-1 Plan will remain in effect for successive one year periods, so long as such continuance is approved annually by vote of the Funds' Trustees, including a majority of the a majority of the Trustees who are not interested persons (for regulatory purposes) of the Funds and who have no direct or indirect financial interest in the operation of the Class C 12b-1 Plan or any related agreement (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such continuance. The Class C 12b-1 Plan may be amended by vote of the Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for that purpose. Any amendment of that would materially increase the distribution costs to Class C shares of a Fund requires approval by the Class C shareholders. A Class C 12b-1 Plan may be terminated as to Class C shares of a Fund at any time by vote of a majority of the Independent Trustees, or by vote of a majority of the outstanding voting Class C shares of that Fund.

The foregoing discussion is qualified in its entirety by reference to the Class C 12b-1 Plan, a copy of which is included in Exhibit C to this proxy statement. In addition, tables showing the amount of 12b-1 fees paid by Class C and Class M shares, each in the aggregate and as a percentage of each Fund's average net assets, during the fiscal year ended October 31, 2003 are included in Exhibit D, along with other relevant 12b-1 payment information.

TAX EFFECT OF CLASS M CONVERSION

The Class M Conversion for each Fund will be based on aggregate net asset values per share at the close of business of the day of the conversions. Thus, the Class M Conversion will be a "non-taxable exchange" (i.e., tax-free) under the Internal Revenue Code. No gain or loss will be recognized under the Internal Revenue Code by the any Fund or by the shareholders of the Funds, including Class M shareholders, as a result of the Class M Conversion. A Class M shareholder's adjusted basis for Federal income tax purposes in the Class C shares received in the Class M Conversion will be the same as that shareholder's adjusted basis immediately before the conversion.

COST OF THE CLASS M CONVERSION

The Funds' investment adviser, AEGON/Transamerica Fund Advisers, Inc. ("ATFA") and/or its affiliates, and not the Funds and their shareholders, will bear all costs associated with the Class M Conversion, including the costs of soliciting proxies.

EVALUATION BY THE BOARD

At in-person meetings of the Board held on March 22, 2004 and March 23, 2004, at which a majority of the Trustees were in attendance, including a majority of the Independent Trustees, the Board considered and approved the Class M Conversion, subject to approval by Class M shareholders of the Funds. In considering the approval of the Class M Conversion, the Trustees considered whether the conversion is in the best interests of the Funds and Class M shareholders. The Trustees, including the Independent Trustees, unanimously determined that the Class M Conversion was in the best interests of Class M shareholders, and authorized the submission of the Class M Conversion to Fund shareholders for approval.

In determining whether it was appropriate to approve the Class M Conversion and recommend approval by shareholders, the Board requested information that it believed to be reasonably necessary to reach its conclusion. The Board carefully evaluated this information, and was advised by counsel with respect to its deliberations.

Since the effect of the proposal is to increase the Rule 12b-1 fees to which Class M shareholders are subject, the Trustees evaluated the proposal under the standard employed for review of a Rule 12b-1 plan, and concluded, in the exercise of their reasonable business judgment and in light of their fiduciary duties under state and federal law, that there is a reasonable likelihood that the Class M Conversion will benefit Transamerica IDEX, each Fund and current Class M shareholders, and the Class M Conversion is consistent with the best interests of the Funds and shareholders. The Trustees critically examined the prospects for realizing potential benefits offered by the Class M Conversion, and they carefully weighed potential benefits against the higher 12b-1 fees payable by Class C shareholders and potential drawbacks resulting from the Class M Conversion.

The Trustees approved the Class M Conversion and recommended shareholder approval on the basis of the following considerations, among others:

      - The Class M Conversion offers several potential benefits to Class M shareholders: conversion, on a tax-free basis, into a class of shares that is open to new investors and has opportunities to grow and possibly realize economies of scale and cost savings; upon consummation of the Class M Conversion, Class M shareholders will have an economically equivalent investment in the same fund, they will not be subject to a front-end sales charge; investors will be subject to a shorter CDSC and they will be given credit for the time they have held Class M shares.

      - Streamlining the Funds' offerings may assist in marketing the Funds and will result in significant cost savings and administrative efficiencies that may ultimately benefit the Funds and their shareholders.

      - ATFA and/or its affiliates will bear all costs associated with the Class M Conversion.

      - By being consolidated with a larger, growing class of shareholders, Class M shareholders should benefit from a higher level and a better quality of services under the Class C 12b-1 Plan.

      - The Class C 12b-1 Plan may have a positive impact on overall Fund expense ratios and performance (in particular, due to economies of scale that could result from the Class M Conversion), it may lead to higher Fund asset levels (which can be expected to increase the ability of the Funds' investment adviser and sub-adviser to seek out more investment opportunities for the Funds and to obtain greater portfolio diversification) or may prevent redemptions (which may have a positive effect on portfolio stability and Fund performance).

      - The Class M Conversion ultimately will be subject to Class M shareholder approval, and accordingly, Class M shareholders will have an opportunity to consider the merits of the Board's determination and decide whether the proposed Class M Conversion is in their best interests.

In reaching its decision to approve the Class M Conversion and recommend approval by shareholders, the Board did not identify any single factor as being of paramount importance. Based upon its review, the Board determined that the proposed Class M Conversion is in the best interests of the Fund and current Class M shareholders. Accordingly, after consideration of the above factors, and such other factors and information as they deemed relevant, the Board unanimously approved the Class M Conversion and recommended its approval by Class M shareholders.

THE BOARD, INCLUDING THE INDEPENDENT TRUSTEES, UNANIMOUSLY RECOMMENDS THAT SHAREHOLDERS VOTE "FOR" APPROVAL OF CONVERSION OF CLASS M SHARES INTO CLASS C SHARES AS PROVIDED UNDER THIS PROPOSAL. UNMARKED PROXIES WILL BE SO VOTED.

                                 OTHER BUSINESS

The Trustees do not know of any matters to be presented at the Meeting other than those set forth in this proxy statement. If other business should properly come before the Meeting, proxies will be voted in accordance with the judgment of the persons named in the accompanying proxy.

                             ADDITIONAL INFORMATION

ATFA, the Fund's investment adviser, and AEGON/Transamerica Fund Services, Inc., its administrator, are located at 570 Carillon Parkway, St. Petersburg, Florida 33716. The principal underwriter/distributor, AFSG Securities Corporation, is located at 4333 Edgewood Road NE, Cedar Rapids, Iowa 52499-0002.

SHAREHOLDER REPORTS

Shareholders can find important information about the Funds in the Transamerica IDEX annual report dated October 31, 2003, which has been mailed previously to shareholders. If you have not received the annual report or would like to receive additional copies, please contact Transamerica IDEX by writing at P.O. Box 9015, Clearwater, Florida 33758-9015, or by calling 1-888-233-4339. A copy of the report will be provided free of charge.


                               VOTING INFORMATION

PROXY SOLICITATION. The principal solicitation of proxies will be by the mailing of this Proxy Statement commencing on or about July 6, 2004, but proxies may also be solicited by telephone and/or in person by representatives of Transamerica IDEX, regular employees of AEGON/Transamerica Investor Services, Inc. (the transfer agent of Transamerica IDEX) or its affiliate(s), or ALAMO Direct ("ALAMO"), a private proxy services firm. If we have not received your vote as the date of the Meeting approaches, you may receive a call from ALAMO to ask for your vote. Arrangements will be made with brokerage houses and other custodians, nominees, and fiduciaries to forward proxies and proxy materials to their principals.

The estimated cost of retaining ALAMO is approximately $208,396, excluding postage. The costs of the Meeting, including the preparation and mailing of the notice, Proxy Statement and proxy, and the solicitation of proxies, including reimbursements to broker-dealers and others who forwarded proxy materials to their clients, will be borne by ATFA and/or its affiliates and not by the Funds.


SHAREHOLDER VOTING. Shareholders of record of the Fund who own Class M shares of beneficial interest at the close of business on June 8, 2004 (the "Record Date") will be entitled to vote at the Meeting, including any adjournment(s) thereof, with respect to the Class M Conversion. As of the Record Date, shares issued and outstanding, representing the same number of votes of Class M shares of the Funds are listed on Exhibit A. The Class M share ownership of the Transamerica IDEX Trustees and officers, as well as persons who owned beneficially 5% or more of each Fund's outstanding Class M shares as of the Record Date are listed on Exhibit E.

Class M shareholders are entitled to one vote for each share held and fractional votes for fractional Class M shares, with no share having cumulative voting rights. With respect to a Fund, a majority of the Class M shares of beneficial interest outstanding on the Record Date, represented in person or by proxy, will constitute a quorum for the Meeting, and therefore must be present for the transaction of business at the Meeting. Only proxies that are voted, abstentions and "broker non-votes" (as defined below) will be counted toward establishing a quorum. In the event that a quorum is not present at the Meeting for a Fund, or a quorum is present but sufficient votes to approve a proposal are not received, the persons named as proxies may propose one or more adjournments of the Meeting for that Fund to permit further solicitation of proxies. Any such adjournment will require the affirmative vote of a majority of that Fund's Class M shares represented at the Meeting in person or by proxy (excluding abstentions and "broker non-votes," as defined below). The person named as proxies will vote those proxies that they are entitled to vote FOR Proposal 1 in favor of an adjournment of the Meeting, and will vote those proxies required to be voted AGAINST Proposal 1 for that Fund against such adjournment. A shareholder vote may be taken on any proposal prior to any such adjournment if sufficient votes have been received and it is otherwise appropriate.

The individuals named as proxies on the enclosed proxy card will vote in accordance with your directions, if your proxy is received properly executed. If we receive your proxy, and it is executed properly, but you give no voting instructions with respect to any proposal, your Class M shares will be voted FOR Proposal 1. The duly appointed proxies may, in their discretion, vote upon such other matters as may properly come before the Meeting.

Abstentions and "broker non-votes" are counted as shares eligible to vote at the Meeting in determining whether a quorum is present, but do not represent votes cast with respect to the proposals. "Broker non-votes" are Class M shares held by a broker or nominee as to which instructions have not been received from the beneficial owners or persons entitled to vote, and the broker or nominee does not have discretionary voting power.

In order that your Class M shares may be represented at the Meeting, you are requested to vote your shares by mail, the Internet, or by telephone by following the enclosed instructions. If you wish to participate in the Meeting, please submit the proxy card originally sent with the Proxy Statement or attend the Meeting in person. Any proxy given by a Class M shareholder, whether in writing, by telephone or via the Internet is revocable. A Class M shareholder may revoke the accompanying proxy at any time prior to its use by filing with Transamerica IDEX a written revocation or a duly executed proxy bearing a later date. In addition, any Class M shareholder who attends the Meeting in person may vote by ballot at the Meeting, thereby canceling any proxy previously given. However, attendance in-person at the Meeting, by itself, will not revoke a previously tendered proxy. IF YOU VOTE BY TELEPHONE OR THE INTERNET, PLEASE DO NOT RETURN YOUR PROXY CARD, UNLESS YOU LATER ELECT TO CHANGE YOUR VOTE.

REQUIRED VOTE. Approval of Proposal 1, the Class M Conversion for each Fund, requires the vote of a "majority of the outstanding voting securities" of that Fund, which means the vote of 67% or more of the Class M shares of a Fund that are present at the Meeting, if the holders of more than 50% of the outstanding Class M shares are present or represented by proxy, or the vote of more than 50% of that Fund's outstanding Class M shares, whichever is less. Accordingly, assuming the presence of a quorum, abstentions and broker non-votes have the effect of a negative vote on the Proposal.

SHAREHOLDER PROPOSALS. As a general matter, Transamerica IDEX does not hold annual meetings of shareholders. Shareholders wishing to submit proposals for inclusion in a proxy statement for a subsequent meeting should send their written proposal to the secretary of Transamerica IDEX, 570 Carillon Parkway, St. Petersburg, Florida 33716.

Proposals must be received a reasonable time prior to the date of a meeting of shareholders to be considered for inclusion in the proxy materials for a meeting. Timely submission of a proposal does not, however, necessarily mean that the proposal will be included. Persons named as proxies for any subsequent shareholders' meeting will vote in their discretion with respect to proposals submitted on an untimely basis.

TO ENSURE THE PRESENCE OF A QUORUM AT THE MEETING, PROMPT EXECUTION AND RETURN OF THE ENCLOSED PROXY IS REQUESTED. A SELF-ADDRESSED, POSTAGE-PAID ENVELOPE IS ENCLOSED FOR YOUR CONVENIENCE.

                                    By Order of the Board of Trustees,

                                    /s/ John K. Carter
                                    -----------------------------------
                                    John K. Carter, Esq., Secretary
                                    Transamerica IDEX Mutual Funds
                                    St. Petersburg, Florida

Exhibit A - List of the separate series of Transamerica IDEX Mutual Funds and
            Record Date shares

Exhibit B - Fees and Expenses Tables

Exhibit C - Class C Shares Plan of Distribution pursuant to Rule 12b-1

Exhibit D - 12b-1 Fees

Exhibit E - Principal Owners

                                    EXHIBIT A

 SEPARATE SERIES OF TRANSAMERICA IDEX MUTUAL FUNDS                   RECORD DATE SHARES
----------------------------------------------------                 ------------------
TA IDEX AMERICAN CENTURY INTERNATIONAL                                   376,316.670
TA IDEX AMERICAN CENTURY LARGE COMPANY VALUE                             211,984.725
TA IDEX ASSET ALLOCATION - CONSERVATIVE PORTFOLIO                        676,646.427
TA IDEX ASSET ALLOCATION - GROWTH PORTFOLIO                              871,488.037
TA IDEX ASSET ALLOCATION - MODERATE GROWTH PORTFOLIO                   1,950,748.180
TA IDEX ASSET ALLOCATION - MODERATE PORTFOLIO                          1,646,438.566
TA IDEX CLARION REAL ESTATE SECURITIES                                    30,460.640
TA IDEX GREAT COMPANIES-- AMERICA(SM)                                    911,686.741
TA IDEX GREAT COMPANIES-- TECHNOLOGY(SM)                                 347,664.990
TA IDEX JANUS GROWTH                                                   2,542,998.969
TA IDEX JENNISON GROWTH                                                  796,465.353
TA IDEX MARSICO GROWTH                                                   424,579.940
TA IDEX PIMCO REAL RETURN TIPS                                            55,953.898
TA IDEX PIMCO TOTAL RETURN                                               209,928.296
TA IDEX SALOMON ALL CAP                                                2,511,999.839
TA IDEX SALOMON INVESTORS VALUE                                          172,104.472
TA IDEX T. ROWE PRICE HEALTH SCIENCES                                     46,773.481
TA IDEX T. ROWE PRICE SMALL CAP                                          170,961.760
TA IDEX T. ROWE PRICE TAX-EFFICIENT GROWTH                               145,077.773
TA IDEX TEMPLETON GREAT COMPANIES GLOBAL                               1,860,281.536
TA IDEX TRANSAMERICA BALANCED                                          1,783,324.898
TA IDEX TRANSAMERICA CONSERVATIVE HIGH-YIELD BOND                        483,963.551
TA IDEX TRANSAMERICA CONVERTIBLE SECURITIES                               44,539.581
TA IDEX TRANSAMERICA EQUITY                                            1,309,254.842
TA IDEX TRANSAMERICA FLEXIBLE INCOME                                   1,026,955.685
TA IDEX TRANSAMERICA GROWTH OPPORTUNITIES                              1,991,325.549
TA IDEX TRANSAMERICA MONEY MARKET                                      3,621,106.220
TA IDEX TRANSAMERICA SMALL/MID CAP VALUE                                 431,267.265
TA IDEX TRANSAMERICA VALUE BALANCED                                      549,958.671

                                    EXHIBIT B

                                FEES AND EXPENSES

The following table compares relevant fees and expenses payable by Class C and Class M shareholders under the current and proposed class structure of the Funds after the Class M Conversion:

      Shareholder Expenses           Current Structure      Proposed Structure
--------------------------------    --------------------    ------------------
                                    CLASS C        M*               C
Maximum sales charge (load)
imposed on purchases                 None       1.00%              None
Maximum deferred sales charge
(load)                              1.00%(1)    1.00%(2)          1.00%(3)
Distribution and service (12b-1)
fees                                1.00%       0.90%             1.00%

*    Effective November 11, 2002, Class M shares were closed to new investors.

(1) Purchases of Class C shares are subject to a 1% contingent deferred sales charge if redeemed during the first 12 months of purchase.

(2) Purchases of Class M shares are subject to a 1 % contingent deferred sales charge if redeemed within 18 months of purchase.

(3) Class M shareholders will be given credit for the time during which they held Class M shares.

ANNUAL FUND OPERATING EXPENSES

Expenses are based on the operating expenses incurred for the fiscal year ended October 31, 2003. Pro forma numbers are estimated in good faith and are hypothetical.

                     TA IDEX AMERICAN CENTURY INTERNATIONAL

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)
(a)as a percent of average daily net assets

                                   CLASS OF SHARES
                          -------------------------------
                            C         M         PRO FORMA
                          -----      -----      ---------
Management fees            1.00%      1.00%       1.00%

Distribution and service
(12b-1) fees               1.00%      0.90%       1.00%

Other expenses             1.05%      1.05%       1.05%
                           ----       ----        ----
TOTAL ANNUAL FUND
OPERATING EXPENSES         3.05%      2.95%       3.05%

EXPENSE REDUCTION (b)     (0.65)%    (0.65)%     (0.65)%
                          =====      =====       =====
NET OPERATING EXPENSES     2.40%      2.30%       2.40%

IF THE SHARES ARE REDEEMED AT THE END OF EACH PERIOD:

SHARE CLASS      1 YEAR      3 YEARS      5 YEARS      10 YEARS
     C            $343        $881        $1,544        $3,319
     M            $430        $943        $1,581        $3,293
 PRO FORMA        $343        $881        $1,544        $3,319

IF THE SHARES ARE NOT REDEEMED:

SHARE CLASS      1 YEAR      3 YEARS      5 YEARS      10 YEARS
-----------      ------      -------      -------      --------
     C            $243        $881        $1,544       $3,319
     M            $331        $943        $1,581       $3,293
 PRO FORMA        $243        $881        $1,544       $3,319

                  TA IDEX AMERICAN CENTURY LARGE COMPANY VALUE

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)
(a)as a percent of average daily net assets

                                   CLASS OF SHARES
                          -------------------------------
                            C          M        PRO FORMA
                          -----      -----      ---------
Management fees            0.90%      0.90%      0.90%

Distribution and service
(12b-1) fees               1.00%      0.90%      1.00%

Other expenses             1.31%      1.31%      1.31%
                           ----       ----       ----
TOTAL ANNUAL FUND
OPERATING EXPENSES         3.21%      3.11%      3.21%

EXPENSE REDUCTION (b)     (0.71)%    (0.71)%    (0.71)%
                          =====      =====      =====
NET OPERATING EXPENSES     2.50%      2.40%      2.50%

IF THE SHARES ARE REDEEMED AT THE END OF EACH PERIOD:

SHARE CLASS      1 YEAR      3 YEARS      5 YEARS      10 YEARS
     C            $353        $923        $1,617        $3,464
     M            $440        $984        $1,653        $3,437
 PRO FORMA        $353        $923        $1,617        $3,464

IF THE SHARES ARE NOT REDEEMED:

SHARE CLASS      1 YEAR      3 YEARS      5 YEARS      10 YEARS
-----------      ------      -------      -------      --------
     C            $253        $923        $1,617        $3,464
     M            $341        $984        $1,653        $3,437
 PRO FORMA        $253        $923        $1,617        $3,464

                TA IDEX ASSET ALLOCATION - CONSERVATIVE PORTFOLIO

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)
(a)as a percent of average daily net assets

                                   CLASS OF SHARES
                          -------------------------------
                            C          M        PRO FORMA
                          -----      -----      ---------
Management fees           0.10%      0.10%        0.10%

Distribution and service
(12b-1) fees              1.00%      0.90%        1.00%

Other expenses            0.31%      0.31%        0.31%
                          ----       ----         ----
TOTAL ANNUAL FUND
OPERATING EXPENSES        1.41%      1.31%        1.41%

EXPENSE REDUCTION (b)     0.00%      0.00%        0.00%
                          ====       ====         ====
NET OPERATING EXPENSES    1.41%      1.31%        1.41%

IF THE SHARES ARE REDEEMED AT THE END OF EACH PERIOD:

SHARE CLASS      1 YEAR      3 YEARS      5 YEARS      10 YEARS
     C            $244        $446         $771         $1,691
     M            $331        $511         $811         $1,663
 PRO FORMA        $244        $446         $771         $1,691

IF THE SHARES ARE NOT REDEEMED:

SHARE CLASS      1 YEAR      3 YEARS      5 YEARS      10 YEARS
-----------      ------      -------      -------      --------
     C            $144        $446         $771         $1,691
     M            $232        $511         $811         $1,663
 PRO FORMA        $144        $446         $771         $1,691

                   TA IDEX ASSET ALLOCATION - GROWTH PORTFOLIO

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)
(a)as a percent of average daily net assets

                                   CLASS OF SHARES
                          -------------------------------
                            C          M        PRO FORMA
                          -----      -----      ---------
Management fees            0.10%     0.10%        0.10%

Distribution and service
(12b-1) fees               1.00%     0.90%        1.00%

Other expenses             0.50%     0.50%        0.50%
                           ----      ----         ----
TOTAL ANNUAL FUND
OPERATING EXPENSES         1.60%     1.50%        1.60%

EXPENSE REDUCTION (b)     (0.15)%   (0.15)%      (0.15)%
                          =====     =====        =====
NET OPERATING EXPENSES     1.45%     1.35%        1.45 %

IF THE SHARES ARE REDEEMED AT THE END OF EACH PERIOD:

SHARE CLASS      1 YEAR      3 YEARS      5 YEARS      10 YEARS
     C            $248        $490         $857         $1,888
     M            $335        $555         $896         $1,860
 PRO FORMA        $248        $490         $857         $1,888

IF THE SHARES ARE NOT REDEEMED:

SHARE CLASS      1 YEAR      3 YEARS      5 YEARS      10 YEARS
-----------      ------      -------      -------      --------
     C            $148        $490         $857         $1,888
     M            $236        $555         $896         $1,860
 PRO FORMA        $148        $490         $857         $1,888

              TA IDEX ASSET ALLOCATION - MODERATE GROWTH PORTFOLIO

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)
(a)as a percent of average daily net assets

                                   CLASS OF SHARES
                          -------------------------------
                            C          M        PRO FORMA
                          -----      -----      ---------
Management fees           0.10%      0.10%        0.10%

Distribution and service
(12b-1) fees              1.00%      0.90%        1.00%

Other expenses            0.34%      0.34%        0.34%
                          ----       ----         ----
TOTAL ANNUAL FUND
OPERATING EXPENSES        1.44%      1.34%        1.44%

EXPENSE REDUCTION (b)     0.00%      0.00%        0.00%
                          ====       ====         ====
NET OPERATING EXPENSES    1.44%      1.34%        1.44%

IF THE SHARES ARE REDEEMED AT THE END OF EACH PERIOD:

SHARE CLASS      1 YEAR      3 YEARS      5 YEARS      10 YEARS
     C            $247        $456         $787         $1,724
     M            $334        $520         $827         $1,697
 PRO FORMA        $247        $456         $787         $1,724

IF THE SHARES ARE NOT REDEEMED:

SHARE CLASS      1 YEAR      3 YEARS      5 YEARS      10 YEARS
-----------      ------      -------      -------      --------
     C            $147        $456         $787         $1,724
     M            $235        $520         $827         $1,697
 PRO FORMA        $147        $456         $787         $1,724

                  TA IDEX ASSET ALLOCATION - MODERATE PORTFOLIO

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)
(a)as a percent of average daily net assets

                                   CLASS OF SHARES
                          -------------------------------
                            C          M        PRO FORMA
                          -----      -----      ---------
Management fees           0.10%      0.10%        0.10%

Distribution and service
(12b-1) fees              1.00%      0.90%        1.00%

Other expenses            0.27%      0.27%        0.27%
                          ----       ----         ----
TOTAL ANNUAL FUND
OPERATING EXPENSES        1.37%      1.27%        1.37%

EXPENSE REDUCTION (b)     0.00%      0.00%        0.00%
                          ====       ====         ====
NET OPERATING EXPENSES    1.37%      1.27%        1.37%

IF THE SHARES ARE REDEEMED AT THE END OF EACH PERIOD:

SHARE CLASS      1 YEAR      3 YEARS      5 YEARS      10 YEARS
     C            $239        $434         $750         $1,646
     M            $327        $499         $790         $1,619
 PRO FORMA        $239        $434         $750         $1,646

IF THE SHARES ARE NOT REDEEMED:

SHARE CLASS      1 YEAR      3 YEARS      5 YEARS      10 YEARS
-----------      ------      -------      -------      --------
     C            $139        $434         $750         $1,646
     M            $228        $499         $790         $1,619
 PRO FORMA        $139        $434         $750         $1,646

                     TA IDEX CLARION REAL ESTATE SECURITIES

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)
(a)as a percent of average daily net assets

                                   CLASS OF SHARES
                          -------------------------------
                            C          M        PRO FORMA
                          -----      -----      ---------
Management fees            0.80%     0.80%        0.80%

Distribution and service
(12b-1) fees               1.00%     0.90%        1.00%

Other expenses             0.61%     0.61%        0.61%
                           ----      ----         ----
TOTAL ANNUAL FUND
OPERATING EXPENSES         2.41%     2.31%        2.41%

EXPENSE REDUCTION (b)     (0.01)%   (0.01)%      (0.01)%
                          =====      =====       =====
NET OPERATING EXPENSES     2.40%     2.30%        2.40%

IF THE SHARES ARE REDEEMED AT THE END OF EACH PERIOD:

SHARE CLASS      1 YEAR      3 YEARS      5 YEARS      10 YEARS
     C            $343        $751        $1,285        $2,746
     M            $430        $813        $1,322        $2,719
 PRO FORMA        $343        $751        $1,285        $2,746

IF THE SHARES ARE NOT REDEEMED:

SHARE CLASS      1 YEAR      3 YEARS      5 YEARS      10 YEARS
-----------      ------      -------      -------      --------
     C            $243        $751        $1,285        $2,746
     M            $331        $813        $1,322        $2,719
 PRO FORMA        $243        $751        $1,285        $2,746

                      TA IDEX GREAT COMPANIES - AMERICA(SM)

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)
(a)as a percent of average daily net assets

                                   CLASS OF SHARES
                          -------------------------------
                            C          M        PRO FORMA
                          -----      -----      ---------
Management fees            0.80%      0.80%       0.80%

Distribution and service
(12b-1) fees               1.00%      0.90%       1.00%

Other expenses             0.51%      0.51%       0.51%
                           ----       ----        ----
TOTAL ANNUAL FUND
OPERATING EXPENSES         2.31%      2.21%       2.31%

EXPENSE REDUCTION (b)     (0.11)%    (0.11)%     (0.11)%
                          =====      =====       =====
NET OPERATING EXPENSES     2.20%      2.10%       2.20%

IF THE SHARES ARE REDEEMED AT THE END OF EACH PERIOD:

SHARE CLASS      1 YEAR      3 YEARS      5 YEARS      10 YEARS
     C            $323        $711        $1,225        $2,637
     M            $410        $774        $1,263        $2,610
 PRO FORMA        $323        $711        $1,225        $2,637

IF THE SHARES ARE NOT REDEEMED:

SHARE CLASS      1 YEAR      3 YEARS      5 YEARS      10 YEARS
-----------      ------      -------      -------      --------
       C           $223        $711       $1,225        $2,637
       M           $311        $774       $1,263        $2,610
   PRO FORMA       $223        $711       $1,225        $2,637

                    TA IDEX GREAT COMPANIES - TECHNOLOGY(SM)

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)
(a)as a percent of average daily net assets

                                   CLASS OF SHARES
                          -------------------------------
                            C          M        PRO FORMA
                          -----      -----      ---------
Management fees            0.80%      0.80%       0.80%

Distribution and service
(12b-1) fees               1.00%      0.90%       1.00%

Other expenses             0.75%      0.75%       0.75%
                           ----       ----        ----
TOTAL ANNUAL FUND
OPERATING EXPENSES         2.55%      2.45%       2.55%

EXPENSE REDUCTION (b)     (0.35)%    (0.35)%     (0.35)%
                          =====      =====       =====
NET OPERATING EXPENSES     2.20%      2.10%       2.20%

IF THE SHARES ARE REDEEMED AT THE END OF EACH PERIOD:

SHARE CLASS      1 YEAR      3 YEARS      5 YEARS      10 YEARS
     C            $323        $760        $1,324        $2,859
     M            $410        $823        $1,361        $2,832
 PRO FORMA        $323        $760        $1,324        $2,859

IF THE SHARES ARE NOT REDEEMED:

SHARE CLASS      1 YEAR      3 YEARS      5 YEARS      10 YEARS
-----------      ------      -------      -------      --------
     C            $223        $760        $1,324        $2,859
     M            $311        $823        $1,361        $2,832
 PRO FORMA        $223        $760        $1,324        $2,859

                              TA IDEX JANUS GROWTH

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)
(a)as a percent of average daily net assets

                                   CLASS OF SHARES
                          -------------------------------
                            C          M        PRO FORMA
                          -----      -----      ---------
Management fees            0.87%      0.87%       0.87%

Distribution and service
(12b-1) fees               1.00%      0.90%       1.00%

Other expenses             0.50%      0.50%       0.50 %
                           ----       ----        ----
TOTAL ANNUAL FUND
OPERATING EXPENSES         2.37%      2.27%       2.37%

EXPENSE REDUCTION (b)     (0.02)%    (0.02)%     (0.02)%
                          =====      =====       =====
NET OPERATING EXPENSES     2.35%      2.25%       2.35%

IF THE SHARES ARE REDEEMED AT THE END OF EACH PERIOD:

SHARE CLASS      1 YEAR      3 YEARS      5 YEARS      10 YEARS
     C            $338        $738        $1,264        $2,705
     M            $425        $800        $1,301        $2,678
 PRO FORMA        $338        $738        $1,264        $2,705

IF THE SHARES ARE NOT REDEEMED:

SHARE CLASS      1 YEAR      3 YEARS      5 YEARS      10 YEARS
-----------      ------      -------      -------      --------
     C            $238        $738        $1,264        $2,705
     M            $326        $800        $1,301        $2,678
 PRO FORMA        $238        $738        $1,264        $2,705

                             TA IDEX JENNISON GROWTH

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)
(a)as a percent of average daily net assets

                                   CLASS OF SHARES
                          -------------------------------
                            C          M        PRO FORMA
                          -----      -----      ---------
Management fees            0.80%      0.80%       0.80%

Distribution and service
(12b-1) fees               1.00%      0.90%       1.00%

Other expenses             0.75%      0.75%       0.75%
                           ----       ----        ----
TOTAL ANNUAL FUND
OPERATING EXPENSES         2.55%      2.45%       2.55%

EXPENSE REDUCTION (b)     (0.15)%    (0.15)%     (0.15)%
                          =====      =====       =====
NET OPERATING EXPENSES     2.40%      2.30%       2.40%

IF THE SHARES ARE REDEEMED AT THE END OF EACH PERIOD:

SHARE CLASS      1 YEAR      3 YEARS      5 YEARS      10 YEARS
     C            $343        $779        $1,342        $2,874
     M            $430        $842        $1,379        $2,847
 PRO FORMA        $343        $779        $1,342        $2,874

IF THE SHARES ARE NOT REDEEMED:

SHARE CLASS      1 YEAR      3 YEARS      5 YEARS      10 YEARS
-----------      ------      -------      -------      --------
     C            $243        $779        $1,342        $2,874
     M            $331        $842        $1,379        $2,847
 PRO FORMA        $243        $779        $1,342        $2,874

                             TA IDEX MARSICO GROWTH

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)
(a)as a percent of average daily net assets

                                   CLASS OF SHARES
                          -------------------------------
                            C          M        PRO FORMA
                          -----      -----      ---------
Management fees            0.80%      0.80%       0.80%

Distribution and service
(12b-1) fees               1.00%      0.90%       1.00%

Other expenses             0.66%      0.65%       0.66%
                           ----       ----        ----
TOTAL ANNUAL FUND
OPERATING EXPENSES         2.46%      2.35%       2.46%

EXPENSE REDUCTION (b)     (0.06)%    (0.05)%     (0.06)%
                          =====      =====       =====
NET OPERATING EXPENSES     2.40%      2.30%       2.40%

IF THE SHARES ARE REDEEMED AT THE END OF EACH PERIOD:

SHARE CLASS      1 YEAR      3 YEARS      5 YEARS      10 YEARS
     C            $343        $761        $1,305        $2,792
     M            $430        $821        $1,338        $2,755
 PRO FORMA        $343        $761        $1,305        $2,792

IF THE SHARES ARE NOT REDEEMED:

SHARE CLASS      1 YEAR      3 YEARS      5 YEARS      10 YEARS
-----------      ------      -------      -------      --------
       C           $243        $761       $1,305      $2,792
       M           $331        $821       $1,338      $2,755
   PRO FORMA       $243        $761       $1,305      $2,792

                         TA IDEX PIMCO REAL RETURN TIPS

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)
(a)as a percent of average daily net assets

                                   CLASS OF SHARES
                          -------------------------------
                            C          M        PRO FORMA
                          -----      -----      ---------
Management fees            0.70%      0.70%       0.70%

Distribution and service
(12b-1) fees               1.00%      0.90%       1.00%

Other expenses             0.98%      0.97%       0.98%
                           ----       ----        ----
TOTAL ANNUAL FUND
OPERATING EXPENSES         2.68%      2.57%       2.68%

EXPENSE REDUCTION (b)     (0.38)%    (0.38)%     (0.38)%
                          =====      =====       =====
NET OPERATING EXPENSES     2.30%      2.19%       2.30%

IF THE SHARES ARE REDEEMED AT THE END OF EACH PERIOD:

SHARE CLASS      1 YEAR      3 YEARS      5 YEARS      10 YEARS
     C            $333        $796        $1,386        $2,985
     M            $419        $856        $1,418        $2,948
 PRO FORMA        $333        $796        $1,386        $2,985

IF THE SHARES ARE NOT REDEEMED:

SHARE CLASS      1 YEAR      3 YEARS      5 YEARS      10 YEARS
-----------      ------      -------      -------      --------
     C            $233        $796        $1,386        $2,985
     M            $320        $856        $1,418        $2,948
 PRO FORMA        $233        $796        $1,386        $2,985

                           TA IDEX PIMCO TOTAL RETURN

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)
(a)as a percent of average daily net assets

                                        CLASS OF SHARES
                                -------------------------------
                                  C           M       PRO FORMA
                                -----       -----     ---------
Management fees                 0.70%       0.70%       0.70%

Distribution and
service (12b-1) fees            1.00%       0.90%       1.00%

Other expenses                  0.38%       0.38%       0.38%
                                ----        ----        ----
TOTAL ANNUAL FUND
OPERATING EXPENSES              2.08%       1.98%       2.08%

EXPENSE REDUCTION (b)           0.00%       0.00%       0.00%
                                ====        ====        ====
NET OPERATING EXPENSES          2.08%       1.98%       2.08%

IF THE SHARES ARE REDEEMED AT THE END OF EACH PERIOD:

SHARE CLASS       1 YEAR      3 YEARS     5 YEARS     10 YEARS
    C              $311         $652       $1,119      $2,410
    M              $398         $715       $1,157      $2,383
PRO FORMA          $311         $652       $1,119      $2,410

IF THE SHARES ARE NOT REDEEMED:

SHARE CLASS       1 YEAR      3 YEARS     5 YEARS     10 YEARS
-----------       ------      -------     -------     --------
    C              $211         $652       $1,119      $2,410
    M              $299         $715       $1,157      $2,383
PRO FORMA          $211         $652       $1,119      $2,410

                             TA IDEX SALOMON ALL CAP

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)
(a)as a percent of average daily net assets

                                        CLASS OF SHARES
                                -------------------------------
                                  C           M       PRO FORMA
                                -----       -----     ---------
Management fees                 0.80%       0.80%       0.80%

Distribution and
service (12b-1) fees            1.00%       0.90%       1.00%

Other expenses                  0.49%       0.49%       0.49%
                                ----        ----        ----
TOTAL ANNUAL FUND
OPERATING EXPENSES              2.29%       2.19%       2.29%

EXPENSE REDUCTION (b)          (0.09)%     (0.09)%     (0.09)%
                                ====        ====        ====
NET OPERATING EXPENSES          2.20%       2.10%       2.20%

IF THE SHARES ARE REDEEMED AT THE END OF EACH PERIOD:

SHARE CLASS       1 YEAR      3 YEARS     5 YEARS     10 YEARS
    C              $323         $707       $1,217      $2,619
    M              $410         $770       $1,255      $2,591
PRO FORMA          $323         $707       $1,217      $2,619

IF THE SHARES ARE NOT REDEEMED:

SHARE CLASS       1 YEAR      3 YEARS     5 YEARS     10 YEARS
-----------       ------      -------     -------     --------
    C              $223         $707       $1,217      $2,619
    M              $311         $770       $1,255      $2,591
PRO FORMA          $223         $707       $1,217      $2,619

                         TA IDEX SALOMON INVESTORS VALUE

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)
(a)as a percent of average daily net assets

                                        CLASS OF SHARES
                                -------------------------------
                                  C           M       PRO FORMA
                                -----       -----     ---------
Management fees                 0.80%       0.80%       0.80%

Distribution and
service (12b-1) fees            1.00%       0.90%       1.00%

Other expenses                  0.27%       0.27%       0.27%
                                ----        ----        ----
TOTAL ANNUAL FUND
OPERATING EXPENSES              2.07%       1.97%       2.07%

EXPENSE REDUCTION (b)           0.00%       0.00%       0.00%
                                ====        ====        ====
NET OPERATING EXPENSES          2.07%       1.97%       2.07%

IF THE SHARES ARE REDEEMED AT THE END OF EACH PERIOD:

SHARE CLASS       1 YEAR      3 YEARS     5 YEARS     10 YEARS
    C              $310         $649       $1,114      $2,400
    M              $397         $712       $1,152      $2,373
PRO FORMA          $310         $649       $1,114      $2,400

IF THE SHARES ARE NOT REDEEMED:

SHARE CLASS       1 YEAR      3 YEARS     5 YEARS     10 YEARS
-----------       ------      -------     -------     --------
    C              $210         $649       $1,114      $2,400
    M              $298         $712       $1,152      $2,373
PRO FORMA          $210         $649       $1,114      $2,400

                      TA IDEX T. ROWE PRICE HEALTH SCIENCES

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)
(a)as a percent of average daily net assets

                                        CLASS OF SHARES
                                -------------------------------
                                  C           M       PRO FORMA
                                -----       -----     ---------
Management fees                 1.00%       1.00%       1.00%

Distribution and
service (12b-1) fees            1.00%       0.90%       1.00%

Other expenses                  0.84%       0.84%       0.84%
                                ----        ----        ----
TOTAL ANNUAL FUND
OPERATING EXPENSES              2.84%       2.74%       2.84%

EXPENSE REDUCTION (b)          (0.24)%     (0.24)%     (0.24)%
                                ====        ====        ====
NET OPERATING EXPENSES          2.60%       2.50%       2.60%

IF THE SHARES ARE REDEEMED AT THE END OF EACH PERIOD:

SHARE CLASS       1 YEAR      3 YEARS     5 YEARS     10 YEARS
    C              $363         $857       $1,478      $3,149
    M              $450         $919       $1,514      $3,123
PRO FORMA          $363         $857       $1,478      $3,149

IF THE SHARES ARE NOT REDEEMED:

SHARE CLASS       1 YEAR      3 YEARS     5 YEARS     10 YEARS
-----------       ------      -------     -------     --------
    C              $263         $857       $1,478      $3,149
    M              $351         $919       $1,514      $3,123
PRO FORMA          $263         $857       $1,478      $3,149

                         TA IDEX T. ROWE PRICE SMALL CAP

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)
(a)as a percent of average daily net assets

                                        CLASS OF SHARES
                                -------------------------------
                                  C           M       PRO FORMA
                                -----       -----     ---------
Management fees                 0.80%       0.80%       0.80%

Distribution and
service (12b-1) fees            1.00%       0.90%       1.00%

Other expenses                  0.78%       0.78%       0.78%
                                ----        ----        ----
TOTAL ANNUAL FUND
OPERATING EXPENSES              2.58%       2.48%       2.58%

EXPENSE REDUCTION (b)          (0.18)%     (0.18)%     (0.18)%
                                ====        ====        ====
NET OPERATING EXPENSES          2.40%       2.30%       2.40%

IF THE SHARES ARE REDEEMED AT THE END OF EACH PERIOD:

SHARE CLASS       1 YEAR      3 YEARS     5 YEARS     10 YEARS
    C              $343         $785       $1,354      $2,901
    M              $430         $848       $1,391      $2,875
PRO FORMA          $343         $758       $1,354      $2,901

IF THE SHARES ARE NOT REDEEMED:

SHARE CLASS       1 YEAR      3 YEARS     5 YEARS     10 YEARS
-----------       ------      -------     -------     --------
    C              $243         $785       $1,354      $2,901
    M              $331         $848       $1,391      $2,875
PRO FORMA          $243         $785       $1,354      $2,901

                   TA IDEX T. ROWE PRICE TAX-EFFICIENT GROWTH

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)
(a)as a percent of average daily net assets

                                        CLASS OF SHARES
                                -------------------------------
                                  C           M       PRO FORMA
                                -----       -----     ---------
Management fees                 0.75%       0.75%       0.75%

Distribution and
service (12b-1) fees            1.00%       0.90%       1.00%

Other expenses                  0.75%       0.75%       0.75%
                                ----        ----        ----
TOTAL ANNUAL FUND
OPERATING EXPENSES              2.50%       2.40%       2.50%

EXPENSE REDUCTION (b)          (0.15)%     (0.15)%     (0.15)%
                                ====        ====        ====
NET OPERATING EXPENSES          2.35%       2.25%       2.35%

IF THE SHARES ARE REDEEMED AT THE END OF EACH PERIOD:

SHARE CLASS       1 YEAR      3 YEARS     5 YEARS     10 YEARS
    C              $338         $764       $1,317      $2,825
    M              $425         $827       $1,354      $2,798
PRO FORMA          $338         $764       $1,317      $2,825

IF THE SHARES ARE NOT REDEEMED:

SHARE CLASS       1 YEAR      3 YEARS     5 YEARS     10 YEARS
-----------       ------      -------     -------     --------
    C              $238         $764       $1,317      $2,825
    M              $326         $827       $1,354      $2,798
PRO FORMA          $238         $764       $1,317      $2,825

                    TA IDEX TEMPLETON GREAT COMPANIES GLOBAL

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)
(a)as a percent of average daily net assets

                                        CLASS OF SHARES
                                -------------------------------
                                  C           M       PRO FORMA
                                -----       -----     ---------
Management fees                 0.80%       0.80%       0.80%

Distribution and
service (12b-1) fees            1.00%       0.90%       1.00%

Other expenses                  0.71%       0.71%       0.71%
                                ----        ----        ----
TOTAL ANNUAL FUND
OPERATING EXPENSES              2.51%       2.41%       2.51%
EXPENSE REDUCTION (b)          (0.31)%     (0.31)%     (0.31)%
                                ====        ====        ====
NET OPERATING EXPENSES          2.20%       2.10%       2.20%
                                ====        ====        ====

IF THE SHARES ARE REDEEMED AT THE END OF EACH PERIOD:

SHARE CLASS       1 YEAR      3 YEARS     5 YEARS     10 YEARS
    C              $323         $752       $1,308      $2,823
    M              $410         $815       $1,345      $2,796
PRO FORMA          $323         $752       $1,308      $2,823

IF THE SHARES ARE NOT REDEEMED:

SHARE CLASS       1 YEAR      3 YEARS     5 YEARS     10 YEARS
-----------       ------      -------     -------     --------
    C              $223         $752       $1,308      $2,823
    M              $311         $815       $1,345      $2,796
PRO FORMA          $223         $752       $1,308      $2,823

                          TA IDEX TRANSAMERICA BALANCED

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)
(a)as a percent of average daily net assets

                                        CLASS OF SHARES
                                -------------------------------
                                  C           M       PRO FORMA
                                -----       -----     ---------
Management fees                 0.83%       0.83%       0.83%

Distribution and
service (12b-1) fees            1.00%       0.90%       1.00%

Other expenses                  0.41%       0.41%       0.41%
                                ----        ----        ----
TOTAL ANNUAL FUND
OPERATING EXPENSES              2.24%       2.14%       2.24%

EXPENSE REDUCTION (b)           0.00%       0.00%       0.00%
                                ====        ====        ====
NET OPERATING EXPENSES          2.24%       2.14%       2.24%
                                ====        ====        ====

IF THE SHARES ARE REDEEMED AT THE END OF EACH PERIOD:

SHARE CLASS       1 YEAR      3 YEARS     5 YEARS     10 YEARS
    C              $327         $700       $1,200      $2,575
    M              $414         $763       $1,238      $2,548
PRO FORMA          $327         $700       $1,200      $2,575

IF THE SHARES ARE NOT REDEEMED:

SHARE CLASS       1 YEAR      3 YEARS     5 YEARS     10 YEARS
-----------       ------      -------     -------     --------
    C              $227         $700       $1,200      $2,575
    M              $315         $763       $1,238      $2,548
PRO FORMA          $227         $700       $1,200      $2,575

                TA IDEX TRANSAMERICA CONSERVATIVE HIGH-YIELD BOND

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)
(a)as a percent of average daily net assets

                                        CLASS OF SHARES
                                -------------------------------
                                  C           M       PRO FORMA
                                -----       -----     ---------
Management fees                 0.60%       0.60%       0.60%

Distribution and
service (12b-1) fees            1.00%       0.90%       1.00%

Other expenses                  0.27%       0.27%       0.27%
                                ----        ----        ----
TOTAL ANNUAL FUND
OPERATING EXPENSES              1.87%       1.77%       1.87%

EXPENSE REDUCTION (b)           0.00%       0.00%       0.00%
                                ====        ====        ====
NET OPERATING EXPENSES          1.87%       1.77%       1.87%

IF THE SHARES ARE REDEEMED AT THE END OF EACH PERIOD:

SHARE CLASS       1 YEAR      3 YEARS     5 YEARS     10 YEARS
    C              $290         $588       $1,011      $2,190
    M              $377         $652       $1,050      $2,163
PRO FORMA          $290         $588       $1,011      $2,190

IF THE SHARES ARE NOT REDEEMED:

SHARE CLASS       1 YEAR      3 YEARS     5 YEARS     10 YEARS
-----------       ------      -------     -------     --------
    C              $190         $588       $1,011      $2,190
    M              $278         $652       $1,050      $2,163
PRO FORMA          $190         $588       $1,011      $2,190

                   TA IDEX TRANSAMERICA CONVERTIBLE SECURITIES

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)
(a)as a percent of average daily net assets

                                        CLASS OF SHARES
                                -------------------------------
                                  C           M       PRO FORMA
                                -----       -----     ---------
Management fees                 0.75%       0.75%       0.75%

Distribution and
service (12b-1) fees            1.00%       0.90%       1.00%

Other expenses                  0.23%       0.23%       0.23%
                                ----        ----        ----
TOTAL ANNUAL FUND
OPERATING EXPENSES              1.98%       1.88%       1.98%

EXPENSE REDUCTION (b)           0.00%       0.00%       0.00%
                                ====        ====        ====
NET OPERATING EXPENSES          1.98%       1.88%       1.98%

IF THE SHARES ARE REDEEMED AT THE END OF EACH PERIOD:

SHARE CLASS       1 YEAR      3 YEARS     5 YEARS     10 YEARS
    C              $301         $621       $1,068      $2,306
    M              $388         $685       $1,106      $2,279
PRO FORMA          $301         $621       $1,068      $2,306

IF THE SHARES ARE NOT REDEEMED:

SHARE CLASS       1 YEAR      3 YEARS     5 YEARS     10 YEARS
-----------       ------      -------     -------     --------
    C              $201         $621       $1,068      $2,306
    M              $289         $685       $1,106      $2,279
PRO FORMA          $201         $621       $1,068      $2,306

                           TA IDEX TRANSAMERICA EQUITY

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)
(a)as a percent of average daily net assets

                                        CLASS OF SHARES
                                -------------------------------
                                  C           M       PRO FORMA
                                -----       -----     ---------
Management fees                 0.775%      0.775%      0.775%

Distribution and
service (12b-1) fees             1.00%       0.90%       1.00%

Other expenses                  0.985%      0.985%      0.985%
                                -----       -----       -----
TOTAL ANNUAL FUND
OPERATING EXPENSES               2.76%       2.66%       2.76%

EXPENSE REDUCTION (b)           (0.56)%     (0.56)%     (0.56)%
                                =====       =====       =====
NET OPERATING EXPENSES           2.20%       2.10%       2.20%

IF THE SHARES ARE REDEEMED AT THE END OF EACH PERIOD:

SHARE CLASS       1 YEAR      3 YEARS     5 YEARS     10 YEARS
    C              $323         $803       $1,410      $3,049
    M              $410         $866       $1,447      $3,022
PRO FORMA          $323         $803       $1,410      $3,049

IF THE SHARES ARE NOT REDEEMED:

SHARE CLASS       1 YEAR      3 YEARS     5 YEARS     10 YEARS
-----------       ------      -------     -------     --------
    C              $223         $803       $1,410      $3,049
    M              $311         $866       $1,447      $3,022
PRO FORMA          $223         $803       $1,410      $3,049

                      TA IDEX TRANSAMERICA FLEXIBLE INCOME

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)
(a)as a percent of average daily net assets

                                        CLASS OF SHARES
                                -------------------------------
                                  C           M       PRO FORMA
                                -----       -----     ---------
Management fees                 0.80%       0.80%       0.80%

Distribution and
service (12b-1) fees            1.00%       0.90%       1.00%

Other expenses                  0.32%       0.32%       0.32%
                                ----        ----        ----
TOTAL ANNUAL FUND
OPERATING EXPENSES              2.12%       2.02%       2.12%

EXPENSE REDUCTION (b)          (0.01)%     (0.01)%     (0.01)%
                                ====        ====        ====
NET OPERATING EXPENSES          2.11%       2.01%       2.11%

IF THE SHARES ARE REDEEMED AT THE END OF EACH PERIOD:

SHARE CLASS       1 YEAR      3 YEARS     5 YEARS     10 YEARS
    C              $214         $663       $1,138      $2,451
    M              $401         $726       $1,176      $2,424
PRO FORMA          $214         $663       $1,138      $2,451

IF THE SHARES ARE NOT REDEEMED:

SHARE CLASS       1 YEAR      3 YEARS     5 YEARS     10 YEARS
-----------       ------      -------     -------     --------
    C              $214         $663       $1,138      $2,451
    M              $302         $726       $1,176      $2,424
PRO FORMA          $214         $663       $1,138      $2,451

                    TA IDEX TRANSAMERICA GROWTH OPPORTUNITIES

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)
(a)as a percent of average daily net assets

                                        CLASS OF SHARES
                                -------------------------------
                                  C           M       PRO FORMA
                                -----       -----     ---------
Management fees                 0.80%       0.80%       0.80%

Distribution and
service (12b-1) fees            1.00%       0.90%       1.00%

Other expenses                  1.09%       1.07%       1.09%
                                ----        ----       ----
TOTAL ANNUAL FUND
OPERATING EXPENSES              2.89%       2.77%       2.89%

EXPENSE REDUCTION (b)          (0.49)%     (0.47)%     (0.49)%
                                ====        ====        ====
NET OPERATING EXPENSES          2.40%       2.30%       2.40%

IF THE SHARES ARE REDEEMED AT THE END OF EACH PERIOD:

SHARE CLASS       1 YEAR      3 YEARS     5 YEARS     10 YEARS
    C              $343         $849       $1,480      $3,179
    M              $430         $907       $1,472      $3,161
PRO FORMA          $343         $849       $1,480      $3,179

IF THE SHARES ARE NOT REDEEMED:

SHARE CLASS       1 YEAR      3 YEARS     5 YEARS     10 YEARS
-----------       ------      -------     -------     --------
    C              $243         $849       $1,480      $3,179
    M              $331         $907       $1,509      $3,135
PRO FORMA          $243         $849       $1,480      $3,179

                        TA IDEX TRANSAMERICA MONEY MARKET

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)
(a)as a percent of average daily net assets

                                        CLASS OF SHARES
                                -------------------------------
                                  C           M       PRO FORMA
                                -----       -----     ---------
Management fees                 0.40%       0.40%       0.40%

Distribution and
service (12b-1) fees            1.00%       0.90%       1.00%

Other expenses                  0.47%       0.48%       0.47%
                                ----        ----        ----
TOTAL ANNUAL FUND
OPERATING EXPENSES              1.87%       1.78%       1.87%
12B-1 FEE WAIVER (c)           (0.44)%     (0.23)%     (0.44)%

EXPENSE REDUCTION (b)          (0.39)%     (0.40)%     (0.39)%
                                ====        ====        ====
NET OPERATING EXPENSES          1.04%       1.15%       1.04%

IF THE SHARES ARE REDEEMED AT THE END OF EACH PERIOD:

SHARE CLASS       1 YEAR      3 YEARS     5 YEARS     10 YEARS
    C              $206         $507        $934       $2,123
    M              $315         $594        $997       $2,122
PRO FORMA          $206         $507        $934       $2,123

IF THE SHARES ARE NOT REDEEMED:

SHARE CLASS       1 YEAR      3 YEARS     5 YEARS     10 YEARS
-----------       ------      -------     -------     --------
    C              $106         $507        $934       $2,123
    M              $216         $594        $997       $2,122
PRO FORMA          $106         $507        $934       $2,123

                    TA IDEX TRANSAMERICA SMALL/MID CAP VALUE

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)
(a)as a percent of average daily net assets

                                        CLASS OF SHARES
                                -------------------------------
                                  C           M       PRO FORMA
                                -----       -----     ---------
Management fees                 0.80%       0.80%       0.80%

Distribution and
service (12b-1) fees            1.00%       0.90%       1.00%

Other expenses                  0.48%       0.48%       0.48%
                                ----        ----        ----
TOTAL ANNUAL FUND
OPERATING EXPENSES              2.28%       2.18%       2.28%

EXPENSE REDUCTION (b)           0.00%       0.00%       0.00%
                                ====        ====        ====
NET OPERATING EXPENSES          2.28%       2.18%       2.28%

IF THE SHARES ARE REDEEMED AT THE END OF EACH PERIOD:

SHARE CLASS       1 YEAR      3 YEARS     5 YEARS     10 YEARS
    C              $331         $712       $1,220      $2,615
    M              $418         $775       $1,258      $2,588
PRO FORMA          $331         $712       $1,220      $2,615

IF THE SHARES ARE NOT REDEEMED:

SHARE CLASS       1 YEAR      3 YEARS     5 YEARS     10 YEARS
-----------       ------      -------     -------     --------
    C              $231         $712       $1,220      $2,615
    M              $319         $775       $1,258      $2,588
PRO FORMA          $231         $712       $1,220      $2,615

                       TA IDEX TRANSAMERICA VALUE BALANCED

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)
(a)as a percent of average daily net assets

                                        CLASS OF SHARES
                                -------------------------------
                                  C           M       PRO FORMA
                                -----       -----     ---------
Management fees                 0.75%       0.75%       0.75%

Distribution and
service (12b-1) fees            1.00%       0.90%       1.00%

Other expenses                  1.11%       1.10%       1.11%
                                ----        ----        ----
TOTAL ANNUAL FUND
OPERATING EXPENSES              2.86%       2.75%       2.86%

EXPENSE REDUCTION (b)          (0.66)%     (0.65)%     (0.66)%
                                ====        ====        ====
NET OPERATING EXPENSES          2.20%       2.10%       2.20%
                                ====        ====        ====

IF THE SHARES ARE REDEEMED AT THE END OF EACH PERIOD:

SHARE CLASS       1 YEAR      3 YEARS     5 YEARS     10 YEARS
    C              $323         $824       $1,450      $3,138
    M              $410         $884       $1,483      $3,103
PRO FORMA          $323         $824       $1,450      $3,138

IF THE SHARES ARE NOT REDEEMED:

SHARE CLASS       1 YEAR      3 YEARS     5 YEARS     10 YEARS
-----------       ------      -------     -------     --------
    C              $223         $824       $1,450      $3,138
    M              $311         $884       $1,483      $3,103
PRO FORMA          $223         $824       $1,450      $3,138

(a) Annual fund operating expenses are based on the fund's expenses for the fiscal year ended 10/31/03.

(b) Contractual arrangement with the fund's investment adviser, AEGON/Transamerica Fund Advisers, Inc. to reimburse the fund over a certain expense limit specific to each fund (less 12b-1 fees).

(c) In order to maintain a positive yield to shareholders, the fund has waived a portion of its 12b-1 fees.

                                    EXHIBIT C

                                 CLASS C SHARES
                   PLAN OF DISTRIBUTION PURSUANT TO RULE 12B-1
                    UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT TO THE PLAN OF DISTRIBUTION OF TRANSAMERICA IDEX MUTUAL FUNDS CLASS A,
                                  B & L SHARES

      THIS AMENDMENT is made as of March 1, 2004 to the Plan of Distribution of Class A, B & L Shares (the "Agreement") of IDEX Mutual Funds (the "TRUST") for the following.

1. TRUST NAME CHANGE. Any reference to IDEX Mutual Funds will now be revised to mean Transamerica IDEX Mutual Funds, in response to the name change of the Trust, effective March 1, 2004.

2. CLASS NAME AND STRUCTURE CHANGE. Any references to Class L Shares are revised to mean Class C shares, in response to the name change of the Shares, effective March 1, 2004. Also effective March 1, 2004, Class C shares will have no up-front sales charge; 12b-1 distribution and service fees of 1.00%; a 1.00% deferred sales charge if shares are redeemed within the first 12 months of purchase; a dealer reallowance of 1.00%; and trail commissions of 1.00% beginning in the 13th month. (Note: If Class L shares were purchased prior to March 1, 2004, those shares would be subject to the then current fee structure, which includes a 2.00% deferred sales charge if redeemed within the first 12 months of purchase, and 1.00% if shares are redeemed within the second 12 months of purchase.)

      In all other respects, the Plan of Distribution of Class A, B & C Shares dated as of March 1, 2003 is confirmed and remains in full force and effect.

      IN WITNESS THEREOF, the parties hereto have caused this amendment to be executed as of March 1, 2004.

                                              TRANSAMERICA IDEX MUTUAL FUNDS

                                 CLASS L SHARES
                                IDEX MUTUAL FUNDS

                        PLAN OF DISTRIBUTION PURSUANT TO
               RULE 12B-1 UNDER THE INVESTMENT COMPANY ACT OF 1940

WHEREAS, IDEX Mutual Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as an open-end management investment company, and offers for public sale shares of beneficial interest;

WHEREAS, IDEX desires to adopt a Plan of Distribution ("Plan") pursuant to Rule 12b-1 under the 1940 Act applicable to the Class L shares of each fund (each a "Fund," collectively, the "Funds") listed on Schedule A hereto, each a series of shares of the Trust;

WHEREAS, IDEX has entered into an Underwriting Agreement ("Underwriting Agreement") with AFSG Securities Corporation ("AFSG"), pursuant to which AFSG serves as Distributor of the various series and classes of shares of IDEX during the continuous offering of its shares;

NOW THEREFORE, IDEX hereby adopts this Plan with respect to the Class L shares of the Fund in accordance with Rule 12b-1 under the 1940 Act.

1.    (A)   The Fund is authorized to pay to AFSG, as compensation for AFSG's services as Distributor of the Fund's Class L shares, a distribution fee at the rate of up to 0.75% on an annualized basis of the average daily net assets of the Fund's Class L shares. Such fee shall be calculated and accrued daily and paid quarterly or at such other intervals as IDEX and AFSG shall agree.

      (B) The Fund is authorized to pay AFSG, as compensation for AFSG's services as Distributor of the Fund's Class L shares, a service fee at the rate of up to 0.25% on an annualized basis of the average daily net assets of the Fund's Class L shares. Such fee shall be calculated and accrued daily and paid quarterly or at such other intervals as IDEX and AFSG shall agree.

      (C) The total fees payable under this Plan by the Fund with respect to its Class L shares shall not exceed the maximum rate of 1.00% on an annual basis of the average daily net assets of the Funds' Class L shares. To the extent the sum of any service fee paid under Paragraph 1(B) plus the distribution fee paid under paragraph 1(A) would otherwise exceed such maximum rate of 1.00%, the distribution fee paid under paragraph 1(A) shall be reduced pro tanto so that such maximum rate is not exceeded.

      (D) The Fund may pay a distribution or service fee to AFSG at a lesser rate than the fees specified in paragraphs 1(A) and 1(B), respectively, of this Plan, in either case as agreed upon by IDEX and AFSG and as approved in the manner specified in paragraph 4 of this Plan.

2. As Distributor of the Class L shares of the Fund, AFSG may spend such amounts as it deems appropriate on any activities or expenses primarily intended to result in the sale of the Class L shares of the Fund or the servicing and/or maintenance of Class L shareholder accounts, including, but not limited to: compensation to employees of AFSG; compensation to and expenses, including overhead and telephone expenses, of AFSG and other selected dealers who engage in or support the distribution of shares or who service shareholder accounts; the costs of printing and distributing prospectuses, statements of additional information and reports for other than existing shareholders; and the costs of preparing, printing and distributing sales literature and advertising materials.

3. This Plan shall not take effect unless it first has been approved by a vote of a majority of the outstanding voting securities of the Class L shares of the Fund.

4. This Plan shall not take effect with respect to the Class L shares of the Fund unless it first has been approved, together with any related agreements, by votes of a majority of both (a) the Board and (b) those Trustees of IDEX who are not "interested persons" of IDEX and have no direct or indirect financial interest in the operation of this Plan or any agreements related thereto ("Independent Trustees"), cast in person at a meeting or (meetings) called for the purpose of voting on such approval; and until the Trustees who approve the Plan's taking effect have reached the conclusion required by Rule 12b-1(e) under the 1940 Act.

5. If approved as set forth in paragraphs 3 and 4, this Plan shall continue thereafter in full force and effect with respect to the Class L shares of the Fund for so long as such continuance is specifically approved at least annually in the manner provided for approval of this Plan in paragraph 4.

6. AFSG shall provide to the Board and the Board shall review, at least quarterly, a written report of the amounts expended by AFSG under this Plan and the Underwriting Agreement and the purposes for which such expenditures were made. AFSG shall submit only information regarding amounts expended for "distribution activities," as defined in this paragraph 6, to the Board in support of the distribution fee payable hereunder and shall submit only information regarding amounts expended for "service activities," as defined in this paragraph 6, to the Board in support of the service fee payable hereunder.

For purposes of this Plan, "distribution activities" shall mean any activities in connection with AFSG's performance of its obligations under this Plan or the Underwriting Agreement that are not deemed "service activities." "service activities" shall mean activities in connection with the provision by AFSG or other entity of personal service and/or the maintenance of shareholder accounts with respect to the Class L shares of the Fund, within the meaning of the definition of "service fee" for purposes of Section 2830(b) (formerly Section 26(d)) of the Rules of Fair Practice of the National Association of Securities Dealers, Inc. Overhead and other expenses of AFSG related to its "distribution activities" or "service activities," including telephone and other communications expenses, may be included in the information regarding amounts expended for such activities.

7. This Plan may be terminated at any time by vote of the Board, by vote of a majority of the Independent Trustees, or by vote of a majority of the outstanding voting securities of the Class L shares of the Fund.

8. This Plan may not be amended to increase materially the amount of fees provided for in paragraph 1 hereof unless such amendment is approved by a vote of a majority of the outstanding voting securities of the Class L shares of the Fund, and no material amendment to the Plan shall be made unless approved in the manner provided for approval and annual renewal in paragraph 5 hereof.

9. The amount of the fees payable by the Fund to AFSG under paragraph 1 hereof and the Underwriting Agreement is not related directly to expenses incurred by AFSG on behalf of the Fund in serving as Distributor of the Class L shares, and paragraph 2 hereof and the Underwriting Agreement do not obligate the Trust to reimburse AFSG for such expenses. The fees set forth in paragraph 1 hereof will be paid by the Fund to AFSG unless and until either the Plan or the Underwriting Agreement is terminated or not renewed with respect to the Class L shares. If either the Plan or the Underwriting Agreement is terminated or not renewed with respect to the Class L shares, any distribution expenses incurred by AFSG on behalf of the Class L shares of the Fund in excess of the payments of the fees specified in paragraph 1 hereof and the Underwriting Agreement which AFSG has received or accrued through the termination date are the sole responsibility and liability of AFSG, and are not obligations of the Trust.

10. While this Plan is in effect, the selection and nomination of Trustees who are not interested persons of IDEX shall be committed to the discretion of the Trustees who are not interested persons of IDEX.

11. As used in this Plan, the terms "majority of the outstanding voting securities" and "interested person" shall have the same meaning as those terms have in the 1940 Act.

12. IDEX shall preserve copies of this Plan (including any amendments thereto) and any related agreements and all reports made pursuant to paragraph 6 hereof for a period of not less than six years from the date of this Plan, the first two years in an easily accessible place.

IN WITNESS WHEREOF, IDEX has executed this Plan of Distribution on the day and year set forth below in St. Petersburg, Florida.

Dated as of March 1, 2003

                                                     IDEX MUTUAL FUNDS

                                   Schedule A

                     PARTICIPATING FUNDS AS OF MARCH 1, 2004

                         TA IDEX Alger Aggressive Growth
                  TA IDEX American Century Large Company Value
                     TA IDEX American Century International
                TA IDEX Asset Allocation - Conservative Portfolio
                   TA IDEX Asset Allocation - Growth Portfolio
              TA IDEX Asset Allocation - Moderate Growth Portfolio
                  TA IDEX Asset Allocation - Moderate Portfolio
                     TA IDEX Clarion Real Estate Securities
                          TA IDEX Federated Tax Exempt
                      TA IDEX Great Companies -- America(SM)
                    TA IDEX Templeton Great Companies Global
                     TA IDEX Great Companies -- Technology(SM)
                    TA IDEX Transamerica Small/Mid Cap Value
                      TA IDEX Transamerica Flexible Income
                              TA IDEX Janus Global
                              TA IDEX Janus Growth
                          TA IDEX Janus Growth & Income
                             TA IDEX Jennison Growth
                       TA IDEX LKCM Strategic Total Return
                             TA IDEX Marsico Growth
                           TA IDEX PBHG Mid Cap Growth
                         TA IDEX PIMCO Real Return TIPS
                           TA IDEX PIMCO Total Return
                        TA IDEX Protected Principal Stock
                             TA IDEX Salomon All Cap
                         TA IDEX Salomon Investors Value
                      TA IDEX T. Rowe Price Health Sciences
                         TA IDEX T. Rowe Price Small Cap
                   TA IDEX T. Rowe Price Tax-Efficient Growth
                TA IDEX Transamerica Conservative High-Yield Bond
                   TA IDEX Transamerica Convertible Securities
                           TA IDEX Transamerica Equity
                    TA IDEX Transamerica Growth Opportunities
                        TA IDEX Transamerica Money Market
                       TA IDEX Transamerica Value Balanced

                                    EXHIBIT D

                                   12b-1 FEES

TRANSAMERICA IDEX MUTUAL FUNDS
12b-1 Fees (Class M & C)
Year ended October 31, 2003

                                                                                Total 12b-1 fees
                                                                      For fiscal year ended October 31, 2003
                                                          ------------------------------------------------------------
                                                                   Class M                           Class C
                                                          ---------------------------       --------------------------
                                                                            % of                            % of
                                                                       Total Fund Net                   Total Fund Net
                                                           Amount          Assets            Amount         Assets
                                                          --------     --------------       --------    --------------
TA IDEX American Century International                    $ 21,186          0.027%          $  2,585         0.003%

TA IDEX American Century Large Company Value                19,360          0.066%             3,447         0.012%
TA IDEX Asset Allocation - Conservative Portfolio           36,122          0.026%           206,657         0.151%
TA IDEX Asset Allocation - Growth Portfolio                 30,201          0.029%           203,443         0.193%
TA IDEX Asset Allocation - Moderate Growth Portfolio        84,592          0.032%           495,568         0.187%
TA IDEX Asset Allocation - Moderate Portfolio               74,968          0.027%           493,865         0.176%
TA IDEX Clarion Real Estate Securities                       1,231          0.003%             6,062         0.015%
TA IDEX Great Companies - America(SM)                       77,602          0.056%            19,887         0.014%
TA IDEX Great Companies - Technology(SM)                    11,968          0.030%             1,357         0.003%
TA IDEX Janus Growth                                       524,863          0.043%             2,497         0.000%
TA IDEX Jennison Growth                                     69,134          0.099%             3,190         0.005%
TA IDEX Marsico Growth                                      29,068          0.060%             4,191         0.009%
TA IDEX PIMCO Real Return TIPS                               2,005          0.008%            15,634         0.062%
TA IDEX PIMCO Total Return                                  38,640          0.036%            39,052         0.037%
TA IDEX Salomon All Cap                                    319,810          0.100%             9,449         0.003%
TA IDEX Salomon Investors Value                             19,392          0.014%             2,759         0.002%
TA IDEX T. Rowe Price Health Sciences                        2,210          0.009%               696         0.003%
TA IDEX T. Rowe Price Small Cap                             14,548          0.032%             1,578         0.003%
TA IDEX T. Rowe Price Tax-Efficient Growth                  16,164          0.041%             1,180         0.003%
TA IDEX Templeton Great Companies Global                   568,422          0.125%             3,458         0.001%
TA IDEX Transamerica Balanced                              401,117          0.104%            24,796         0.006%
TA IDEX Transamerica Conservative High-Yield Bond           53,352          0.030%            35,674         0.020%
TA IDEX Transamerica Convertible Securities                  3,855          0.005%            16,594         0.021%
TA IDEX Transamerica Equity                                  5,934          0.011%             2,809         0.005%
TA IDEX Transamerica Flexible Income                       136,884          0.069%            44,474         0.022%
TA IDEX Transamerica Growth Opportunities                   59,444          0.050%             3,345         0.003%
TA IDEX Transamerica Money Market                           51,643          0.023%            13,452         0.006%
TA IDEX Transamerica Small/Mid Cap Value                    37,604          0.034%             5,692         0.005%
TA IDEX Transamerica Value Balanced                         28,051          0.094%             1,672         0.006%

Total 12b-1 payments (all Classes) to affiliates for fiscal year ended October 31, 2003:

                                             % of all
                                            12b-1 Fees
                               Total           Paid
                            ----------      ----------
InterSecurities Inc         $2,090,645         19%

World Group Securities         661,764          6%

                                    EXHIBIT E

As of the Record Date, the following persons owned of record or beneficially 5% or more of the outstanding Class M shares of the indicated Funds:

       NAME OF FUND                       NAME AND ADDRESS OF SHAREHOLDER              NUMBER OF SHARES       % OF FUND
       ------------                       -------------------------------              ----------------       ---------
TA IDEX American Century                 Elizabeth M. Swailes                               22,716               6.04%
International                            443 Emerald Woods Drive
                                         Oxford, OH 45056

TA IDEX T. Rowe Price Small Cap          Antony Murigu                                      10,227               5.98%
                                         6161 El Cajon Blvd., #B427
                                         San Diego, CA 92115

TA IDEX Clarion Real Estate              June C. Wohlfeil                                    1,824               5.99%
Securities                               Box 5015
                                         Great Falls, MY 59403

TA IDEX Clarion Real Estate              D.A. Davidson & Associates                          7,754              25.45%
Securities                               Box 5015
                                         Great Falls, MY 59403

TA IDEX Clarion Real Estate              AEGON/Transamerica Fund Advisers, Inc.             11,291              37.07%
Securities                               570 Carillon Pkwy.
                                         St. Petersburg, FL 33716

TA IDEX Great Companies -                Pershing LLC                                       20,534               5.91%
Technology(SM)                           P.O. Box 2052
                                         Jersey City, NJ 07303

TA IDEX T. Rowe Price Health             AEGON/Transamerica Fund Advisers, Inc.             12,889              27.56%
Sciences                                 570 Carillon Pkwy.
                                         St. Petersburg, FL 33716

TA IDEX T. Rowe Price Health             Wilfred & Mary Krech                                6,595              14.10%
Sciences                                 9574 Inver Grove Trail
                                         Inver Grove Heights, MN 55076

TA IDEX T. Rowe Price Health             Stephens, Inc.                                      4,131               8.83%
Sciences                                 111 Center Street
                                         Little Rock, AR 72201

TA IDEX T. Rowe Price Health             State Street Bank & Trust                           2,515               5.38%
Sciences                                 IRA A/C Gopal Badlani
                                         433 Cold Spring Rd.
                                         Syosset, NY 11791

TA IDEX T. Rowe Price Health             State Street Bank & Trust                           2,515               5.38%
Sciences                                 IRA A/C Gary Lindsey
                                         802 NW White St.
                                         Leon, IA 50144

TA IDEX Transamerica Convertible         AEGON/Transamerica Fund Advisers, Inc.             13,973              31.37%
Securities                               570 Carillon Pkwy.
                                         St. Petersburg, FL 33716

TA IDEX Transamerica Convertible         First Clearing, LLC                                 4,209               9.45%
Securities                               2105 N. Dr. Martin Luther King Blvd
                                         Haines City, FL 33845

TA IDEX Transamerica Convertible         Pershing LLC                                        9,199              20.65%
Securities                               P.O. Box 2052
                                         Jersey City, NJ 07303

TA IDEX Transamerica Convertible         Helen M. Kontnier                                   3,131               7.03%
Securities                               301 Regent Drive
                                         Middletown, OH 45044

TA IDEX PIMCO Total Return               AEGON/Transamerica Fund Advisers, Inc.             27,115              12.92%
                                         570 Carillon Pkwy.
                                         St. Petersburg, FL 33716

TA IDEX PIMCO Total Return               AEGON/Transamerica Fund Advisers, Inc.             27,115              12.92%
                                         570 Carillon Pkwy.
                                         St. Petersburg, FL 33716

TA IDEX Asset Allocation -               Frederick Riley                                    49,984               7.39%
Conservative Portfolio                   6058 Archer NE
                                         Rockford, MI 49341

TA IDEX PIMCO Real Return TIPS           AEGON/Transamerica Fund Advisers, Inc.             20,986              37.51%
                                         570 Carillon Pkwy.
                                         St. Petersburg, FL 33716

TA IDEX PIMCO Real Return TIPS           Richard Ulmer                                      15,446              27.60%
                                         18550 Martique Ct.
                                         Villa Park, CA 92861

TA IDEX PIMCO Real Return TIPS           LPL Financial Services                              4,759               8.51%
                                         9785 Towne Centre Drive
                                         San Diego, CA 92121

TA IDEX Transamerica Money               LTQ Investments                                   228,385               6.31%
Market                                   1790 N. Lakewood Ave.
                                         Port Clinton, OH 43452

                           VOTE THIS PROXY CARD TODAY!
                   YOUR PROMPT RESPONSE WILL SAVE THE EXPENSE
                             OF ADDITIONAL MAILINGS

                                    YOUR PROXY VOTE IS IMPORTANT!

                                    AND NOW YOU CAN VOTE YOUR PROXY ON THE
                                    PHONE, BY FACSIMILE OR THE INTERNET.

                                    IT SAVES MONEY! TELEPHONE, FACSIMILE AND
                                    INTERNET VOTING SAVES POSTAGE COSTS. SAVINGS
                                    WHICH CAH HELP MINIMIZE EXPENSES.

                                    IT SAVES TIME! TELEPHONE AND INTERNET VOTING
                                    IS INSTANTANEOUS - 24 HOURS A DAY.

                                    IT'S EASY! JUST FOLLOW THESE SIMPLE STEPS:

                                    1.       READ YOUR PROXY STATEMENT AND HAVE
                                    IT AT HAND.

                                    2.       CALL TOLL-FREE 1-866-241-6192, FAX
                                    TOLL-FREE 1-888-796-9932 OR GO TO WEBSITE:
                                    VOTE.PROXY-DIRECT.COM

                                    3.       FOLLOW THE RECORDED OR ON-SCREEN
                                    DIRECTIONS.

                                    4.       DO NOT MAIL YOUR PROXY CARD WHEN
                                    YOU VOTE BY PHONE, FACSIMILE OR INTERNET.

                  Please detach at perforation before mailing.





PROXY                    TRANSAMERICA IDEX MUTUAL FUNDS                   PROXY
     NOTICE OF SPECIAL MEETING OF CLASS M SHAREHOLDERS ON SEPTEMBER 2, 2004

The undersigned hereby appoint(s) John K. Carter and Brian C. Scott, or either of them, proxies, with full power of substitution, to vote and act with respect to all Class M shares of Transamerica IDEX Mutual Funds (the "Fund") which the undersigned is entitled to vote at the Special Meeting of Class M shareholders of the Fund to be held September 2, 2004 at 10:00 a.m., Eastern Time at the office of the Fund, 570 Carillon Parkway, St. Petersburg, Florida 33716 and at any adjournment thereof.

THIS PROXY WILL BE VOTED AS INSTRUCTED. IF NO SPECIFICATION IS MADE, THE PROXY WILL BE VOTED "FOR" THE PROPOSAL.

                                    VOTE VIA INTERNET: VOTE.PROXY-DIRECT.COM
                                    VOTE VIA TELEPHONE: 1-866-241-6192
                                    VOTE VIA FACSIMILE: 1-888-796-9932
                                    999 9999 9999 999



                                    NOTE: Please sign this proxy exactly as your name or names appear hereon. If as an attorney, executor, guardian, or in some representative capacity or as an officer of a corporation, please add titles as such. Joint owners must each sign.



                                    -------------------------------------------
                                    Signature


                                    -------------------------------------------
                                    Signature of joint owner, if any


                                    -------------------------------------------
                                    Date                              M2C_14330



           THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES.

                      EVERY SHAREHOLDER'S VOTE IS IMPORTANT
                        PLEASE SIGN, DATE AND RETURN YOUR
                                   PROXY TODAY




















                  Please detach at perforation before mailing.





THIS PROXY IS SOLICITED BY TRANSAMERICA IDEX MUTUAL FUND'S BOARD OF TRUSTEES AND WILL BE VOTED FOR THE PROPOSAL UNLESS OTHERWISE INDICATED. THE BOARD OF TRUSTEES RECOMMENDS A VOTE FOR THE FOLLOWING PROPOSAL.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK. EXAMPLE: [ ]


1. To approve a conversion of Class M shares into Class C shares of the Funds, which will result in bearing the distribution and service fees payable under the 12b-1 Plan of Distribution for the Class C shares of the Funds.

[ ] to vote all Funds FOR;  [ ] to vote all Funds AGAINST;
[ ] to ABSTAIN votes for all Funds; or vote separately by Fund below.


                            FOR    AGAINST    ABSTAIN                                          FOR    AGAINST    ABSTAIN
01 Fundname Drop-In 1       [ ]      [ ]        [ ]               02 Fundname Drop-In 2        [ ]      [ ]        [ ]
03 Fundname Drop-In 3       [ ]      [ ]        [ ]               04 Fundname Drop-In 4        [ ]      [ ]        [ ]
05 Fundname Drop-In 5       [ ]      [ ]        [ ]               06 Fundname Drop-In 6        [ ]      [ ]        [ ]
07 Fundname Drop-In 7       [ ]      [ ]        [ ]               08 Fundname Drop-In 8        [ ]      [ ]        [ ]
09 Fundname Drop-In 9       [ ]      [ ]        [ ]               10 Fundname Drop-In 10       [ ]      [ ]        [ ]
11 Fundname Drop-In 11      [ ]      [ ]        [ ]               12 Fundname Drop-In 12       [ ]      [ ]        [ ]
13 Fundname Drop-In 13      [ ]      [ ]        [ ]               14 Fundname Drop-In 14       [ ]      [ ]        [ ]
15 Fundname Drop-In 15      [ ]      [ ]        [ ]               16 Fundname Drop-In 16       [ ]      [ ]        [ ]



             PLEASE SIGN, DATE AND RETURN THIS PROXY CARD PROMPTLY
                          USING THE ENCLOSED ENVELOPE.

                     [TRANSAMERICA IDEX MUTUAL FUNDS LOGO]

The outstanding Class M record date shares for some of the Transamerica IDEX Mutual Funds provided on page A-1 in the proxy statement are incorrect. The correct record date shares are as follows:

                    FUND NAME                             SHARES                       FUND NAME                         SHARES
----------------------------------------------------   -------------   ------------------------------------------     -------------
TA IDEX American Century International                   375,874.611   TA IDEX Salomon All Cap                        2,510,060.194
TA IDEX American Century Large Company Value             208,657.668   TA IDEX Salomon Investors Value                  165,166.820
TA IDEX Asset Allocation - Conservative Portfolio        675,587.327   TA IDEX T. Rowe Price Small Cap                  170,926.433
TA IDEX Asset Allocation - Growth Portfolio              871,659.825   TA IDEX T. Rowe Price Tax-Efficient Growth       143,747.293
TA IDEX Asset Allocation - Moderate Growth Portfolio   1,948,869.133   TA IDEX Templeton Great Companies Global       1,851,900.050
TA IDEX Asset Allocation - Moderate Portfolio          1,647,383.447   TA IDEX Transamerica Balanced                  1,780,538.639
TA IDEX Great Companies - America(SM)                    909,561.498   TA IDEX Transamerica Equity                    1,308,232.686
TA IDEX Janus Growth                                   2,538,282.930   TA IDEX Transamerica Growth Opportunities      1,982,286.688
TA IDEX Jennison Growth                                  794,566.028   TA IDEX Transamerica Money Market              3,621,106.215
TA IDEX PIMCO Total Return                               209,620.924   TA IDEX Transamerica Value Balanced              549,669.296

                     [TRANSAMERICA IDEX MUTUAL FUNDS LOGO]

The outstanding Class M record date shares for some of the Transamerica IDEX Mutual Funds provided on page A-1 in the proxy statement are incorrect. The correct record date shares are as follows:

                    FUND NAME                             SHARES                       FUND NAME                         SHARES
----------------------------------------------------   -------------   ------------------------------------------     -------------
TA IDEX American Century International                   375,874.611   TA IDEX Salomon All Cap                        2,510,060.194
TA IDEX American Century Large Company Value             208,657.668   TA IDEX Salomon Investors Value                  165,166.820
TA IDEX Asset Allocation - Conservative Portfolio        675,587.327   TA IDEX T. Rowe Price Small Cap                  170,926.433
TA IDEX Asset Allocation - Growth Portfolio              871,659.825   TA IDEX T. Rowe Price Tax-Efficient Growth       143,747.293
TA IDEX Asset Allocation - Moderate Growth Portfolio   1,948,869.133   TA IDEX Templeton Great Companies Global       1,851,900.050
TA IDEX Asset Allocation - Moderate Portfolio          1,647,383.447   TA IDEX Transamerica Balanced                  1,780,538.639
TA IDEX Great Companies - America(SM)                    909,561.498   TA IDEX Transamerica Equity                    1,308,232.686
TA IDEX Janus Growth                                   2,538,282.930   TA IDEX Transamerica Growth Opportunities      1,982,286.688
TA IDEX Jennison Growth                                  794,566.028   TA IDEX Transamerica Money Market              3,621,106.215
TA IDEX PIMCO Total Return                               209,620.924   TA IDEX Transamerica Value Balanced              549,669.296

                     [TRANSAMERICA IDEX MUTUAL FUNDS LOGO]

The outstanding Class M record date shares for some of the Transamerica IDEX Mutual Funds provided on page A-1 in the proxy statement are incorrect. The correct record date shares are as follows:

                    FUND NAME                             SHARES                       FUND NAME                         SHARES
----------------------------------------------------   -------------   ------------------------------------------     -------------
TA IDEX American Century International                   375,874.611   TA IDEX Salomon All Cap                        2,510,060.194
TA IDEX American Century Large Company Value             208,657.668   TA IDEX Salomon Investors Value                  165,166.820
TA IDEX Asset Allocation - Conservative Portfolio        675,587.327   TA IDEX T. Rowe Price Small Cap                  170,926.433
TA IDEX Asset Allocation - Growth Portfolio              871,659.825   TA IDEX T. Rowe Price Tax-Efficient Growth       143,747.293
TA IDEX Asset Allocation - Moderate Growth Portfolio   1,948,869.133   TA IDEX Templeton Great Companies Global       1,851,900.050
TA IDEX Asset Allocation - Moderate Portfolio          1,647,383.447   TA IDEX Transamerica Balanced                  1,780,538.639
TA IDEX Great Companies - America(SM)                    909,561.498   TA IDEX Transamerica Equity                    1,308,232.686
TA IDEX Janus Growth                                   2,538,282.930   TA IDEX Transamerica Growth Opportunities      1,982,286.688
TA IDEX Jennison Growth                                  794,566.028   TA IDEX Transamerica Money Market              3,621,106.215
TA IDEX PIMCO Total Return                               209,620.924   TA IDEX Transamerica Value Balanced              549,669.296